UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-02806

Exact name of registrant as specified in charter:	Delaware Group® Cash Reserve

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2015

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual fund

Delaware Cash Reserve® Fund

September 30, 2015

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Cash Reserve® Fund at delawareinvestments.com.

Manage your investments online

●	24-hour access to your account information
●	Obtain share prices
●	Check your account balance and recent transactions
●	Request statements or literature
●	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Neither Delaware Investments nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

Unless otherwise noted, views expressed herein are current as of Sept. 30, 2015, and subject to change for events occurring after such date.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2015 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from April 1, 2015 to September 30, 2015 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2015 to Sept. 30, 2015.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from April 1, 2015 to September 30, 2015 (Unaudited)

Delaware Cash Reserve® Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/15	Ending Account Value 9/30/15	Annualized Expense Ratio	Expenses Paid During Period 4/1/15 to 9/30/15*
Actual Fund return†
Class A	$1,000.00	$1,000.20	0.14%	$0.70
Class C	1,000.00	1,000.20	0.14%	0.70
Consultant Class	1,000.00	1,000.20	0.14%	0.70
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,024.30	0.14%	$0.71
Class C	1,000.00	1,024.30	0.14%	0.71
Consultant Class	1,000.00	1,024.30	0.14%	0.71

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocation
Delaware Cash Reserve® Fund	As of September 30, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Certificates of Deposit	10.28%
Commercial Paper	82.51%
Beverages	2.73%
Chemicals	4.11%
Colleges & Universities	23.82%
Diversified Financial Services	6.88%
Electric	2.73%
Mortgage Bankers & Brokers	25.84%
Oil & Gas Services	4.79%
Pharmaceuticals	4.17%
Retail	2.73%
Software	2.73%
Technology	1.98%
Corporate Bonds	4.19%
Total Value of Securities	96.98%
Receivables and Other Assets Net of Liabilities	3.02%
Total Net Assets	100.00%

Schedule of investments
Delaware Cash Reserve® Fund	September 30, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)
Certificates of Deposit – 10.28%
Banco Estado Chile
0.24% 10/2/15	5,000,000	$5,000,000
Bank of Montreal Chicago
0.26% 10/8/15	5,000,000	5,000,000
0.27% 10/23/15	1,500,000	1,500,000
0.391% 6/7/16 ●	2,500,000	2,500,000
Swedbank (New York)
0.12% 10/1/15	4,800,000	4,800,000

Total Certificates of Deposit (cost $18,800,000)		18,800,000

Commercial Paper – 82.51%

Beverages – 2.73%
Coca-Cola 0.276% 11/17/15 ≠	5,000,000	4,998,237

		4,998,237

Chemicals – 4.11%
Air Products & Chemicals 0.15% 10/2/15 ≠	5,000,000	4,999,979
BASF 0.15% 10/2/15 ≠	2,510,000	2,509,990

		7,509,969

Colleges & Universities – 23.82%
Brown University 0.11% 10/5/15 ≠	5,000,000	4,999,939
Cornell University
0.14% 10/28/15 ≠	1,000,000	999,895
0.15% 10/20/15 ≠	2,500,000	2,499,802
0.16% 11/18/15 ≠	2,000,000	1,999,573
0.174% 10/13/15 ≠	2,500,000	2,499,858
Dartmouth College
0.15% 10/19/15 ≠	3,000,000	2,999,775
0.17% 10/28/15 ≠	1,000,000	999,873
0.174% 10/5/15 ≠	2,100,000	2,099,960
Duke University
0.15% 10/19/15 ≠	3,000,000	2,999,775
0.18% 11/17/15 ≠	5,000,000	4,998,825
University of California
0.14% 10/13/15 ≠	3,000,000	2,999,860
0.14% 10/15/15 ≠	3,350,000	3,349,818
University of Chicago
0.14% 10/22/15 ≠	5,000,000	4,999,592
0.16% 11/5/15 ≠	1,600,000	1,599,751

	Principal amount°	Value (U.S. $)

Commercial Paper (continued)

Colleges & Universities (continued)
Yale University 0.12% 11/5/15 ≠	3,500,000	$3,499,592

		43,545,888

Diversified Financial Services – 6.88%
CPPIB Capital
0.19% 10/22/15 ≠	6,730,000	6,729,254
0.26% 1/21/16 ≠	2,000,000	1,998,382
Toyota Motor Credit 0.276% 11/5/15 ≠	3,850,000	3,848,989

		12,576,625

Electric – 2.73%
Emerson Electric 0.15% 12/22/15 ≠	5,000,000	4,998,292

		4,998,292

Mortgage Bankers & Brokers – 25.84%
Abbey National Treasury Services 0.07% 10/1/15	8,750,000	8,750,000
BNP Paribas New York Branch 0.10% 10/5/15 ≠	8,000,000	7,999,911
HSBC USA 0.309% 11/2/15 ≠	7,000,000	6,998,133
National Australian Bank
0.25% 1/19/16 ≠	1,000,000	999,236
0.265% 12/8/15 ≠	7,500,000	7,496,246
Societe Generale 0.185% 10/30/15 ≠	7,500,000	7,498,882
Toronto Dominion USA 0.30% 2/1/16 ≠	7,500,000	7,492,313

		47,234,721

Oil & Gas Services – 4.79%
Schlumberger Investment 0.05% 10/1/15	8,750,000	8,750,000

		8,750,000

Pharmaceuticals – 4.17%
AstraZeneca 0.13% 11/2/15 ≠	7,615,000	7,614,120

		7,614,120

Retail – 2.73%
Wal-Mart Stores 0.14% 10/30/15 ≠	5,000,000	4,999,436

		4,999,436

Software – 2.73%
Microsoft 0.17% 11/4/15 ≠	5,000,000	4,999,197

		4,999,197

Technology – 1.98%
Siemens Capital 0.15% 10/29/15 ≠	3,620,000	3,619,578

		3,619,578

Total Commercial Paper (cost $150,846,063)		150,846,063

Corporate Bonds – 4.19%

Bank of Nova Scotia 0.75% 10/9/15	1,052,000	1,052,080
State Street Bank & Trust 5.30% 1/15/16	1,350,000	1,368,516

Schedule of investments

Delaware Cash Reserve® Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Toyota Motor Credit 0.80% 5/17/16	2,250,000	$2,254,809
Wells Fargo 3.676% 6/15/16 f	2,917,000	2,977,510

Total Corporate Bonds (cost $7,652,915)		7,652,915

Total Value of Securities – 96.98%
(cost $177,298,978)Δ		$177,298,978

Δ	Also the cost for federal income tax purposes.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

●	Variable rate security. The rate shown is the rate as of Sept. 30, 2015. Interest rates reset periodically.

f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Sept. 30, 2015.

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities

Delaware Cash Reserve® Fund	September 30, 2015 (Unaudited)

Assets:
Investments, at value[1]	$177,298,978
Cash	5,513,343
Receivable for fund shares sold	220,109
Interest receivable	39,782
Receivable from investment manager	30,079

Total assets	183,102,291

Liabilities:
Payable for fund shares redeemed	158,966
Distributions payable	992
Audit fee payable	15,580
Other accrued expenses	104,101
Other affiliates payable	9,036
Trustees’ fees and expenses payable	482

Total liabilities	289,157

Total Net Assets	$182,813,134

Net Assets Consist of:
Paid-in capital	$182,813,651
Undistributed net investment income	941
Accumulated net realized loss on investments	(1,458)

Total Net Assets	$182,813,134

[1]Investments, at cost	$177,298,978

Statement of assets and liabilities

Delaware Cash Reserve® Fund

Net Asset Value
Class A:
Net assets	$168,547,609
Shares of beneficial interest outstanding, unlimited authorization, no par	168,547,589
Net asset value and offering price per share	$1.00

Class C:
Net assets	$9,383,692
Shares of beneficial interest outstanding, unlimited authorization, no par	9,383,691
Net asset value and offering price per share	$1.00

Consultant Class:
Net assets	$4,881,833
Shares of beneficial interest outstanding, unlimited authorization, no par	4,881,832
Net asset value and offering price per share	$1.00

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Cash Reserve® Fund	Six months ended September 30, 2015 (Unaudited)

Investment Income:
Interest	$171,149

Expenses:
Management fees	417,108
Distribution expenses – Class C	41,151
Distribution expenses – Consultant Class	6,340
Dividend disbursing and transfer agent fees and expenses	87,284
Legal fees	48,732
Registration fees	44,132
Reports and statements to shareholders	39,056
Accounting and administration expenses	29,437
Dues and service fees	16,920
Audit and tax	15,580
Custodian fees	8,279
Trustees’ fees and expenses	4,342
Other	2,982

761,343
Less expenses waived	(580,748)
Less waived distribution expenses – Class C	(41,151)
Less waived distribution expenses – Consultant Class	(6,340)
Less expense paid indirectly	(149)

Total operating expenses	132,955

Net Investment Income	38,194

Capital Contribution from Adviser (Note 2)	330,925

Net Increase in Net Assets Resulting from Operations	$369,119

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Cash Reserve® Fund

	Six months ended 9/30/15 (Unaudited)	Year ended 3/31/15
Increase in Net Assets from Operations:
Net investment income	$38,194	$55,871
Net realized gain	—	363
Capital contribution from Adviser (Note 2)	330,925	—

Net increase in net assets resulting from operations	369,119	56,234

Dividends to Shareholders from:
Net investment income:
Class A	(35,439)	(51,769)
Class B	—	(37)
Class C	(1,688)	(2,477)
Consultant Class	(1,045)	(1,588)

	(38,172)	(55,871)

Capital Share Transactions:
Proceeds from shares sold:
Class A	34,042,259	78,115,470
Class B	—	4,103
Class C	3,939,985	5,326,281
Consultant Class	837,749	1,756,564

Net asset value of shares issued upon reinvestment of dividends:
Class A	36,234	50,222
Class B	—	33
Class C	1,691	2,331
Consultant Class	1,054	1,468

	38,858,972	85,256,472

	Six months ended 9/30/15 (Unaudited)	Year ended 3/31/15
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(41,601,720)	$(126,875,089)
Class B	—	(350,492)
Class C	(3,037,297)	(7,295,857)
Consultant Class	(1,284,287)	(3,114,937)

	(45,923,304)	(137,636,375)

Decrease in net assets derived from capital share transactions	(7,064,332)	(52,379,903)

Net Decrease in Net Assets	(6,733,385)	(52,379,540)

Net Assets:
Beginning of period	189,546,519	241,926,059

End of period	$182,813,134	$189,546,519

Undistributed net investment income	$941	$919

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Cash Reserve® Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income
Capital contribution from Adviser
Total from investment operations

Less dividends from:
Net investment income
Total dividends

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment loss to average net assets prior to fees waived

[1]	Ratios have been annualized and total return has not been annualized.

[2]	For the six months ended Sept. 30, 2015 and the years ended March 31, 2015 and 2014, net investment income and dividends from net investment income for Class A were calculated to a de minimis amount of $0.000 per share.

[3]	The amount is less than $0.005 per share.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 9/30/15[1] (Unaudited)		Year ended

		3/31/15		3/31/14		3/31/13	3/31/12	3/31/11

$1.000		$1.000		$1.000		$1.000	$1.000	$1.000

—	[2]	—	[2]	—	[2]	0.001	0.001	0.001
—	[3]	—		—		—	—	—

—		—		—		0.001	0.001	0.001

—	[2]	—	[2]	—	[2]	(0.001)	(0.001)	(0.001)

—		—		—		(0.001)	(0.001)	(0.001)

$1.000		$1.000		$1.000		$1.000	$1.000	$1.000

0.02%		0.03%		0.03%		0.09%	0.06%	0.05%

$168,547		$175,765		$224,475		$229,809	$258,416	$279,675
0.14%		0.13%		0.15%		0.15%	0.16%	0.26%
0.77%		0.73%		0.69%		0.69%	0.70%	0.76%
0.04%		0.03%		0.03%		0.09%	0.06%	0.05%
(0.59%	)	(0.57%	)	(0.51%	)	(0.45% )	(0.48% )	(0.45% )

Financial highlights

Delaware Cash Reserve® Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income
Capital contribution from Adviser
Total from investment operations

Less dividends from:
Net investment income
Total dividends

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment loss to average net assets prior to fees waived

[1]	Ratios have been annualized and total return has not been annualized.

[2]	For the six months ended Sept. 30, 2015 and the years ended March 31, 2015 and 2014, net investment income and dividends from net investment income for Class C were calculated to a de minimis amount of $0.000 per share.

[3]	The amount is less than $0.005 per share.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 9/30/15[1] (Unaudited)		Year ended

		3/31/15		3/31/14		3/31/13	3/31/12	3/31/11

$1.000		$1.000		$1.000		$1.000	$1.000	$1.000

—	[2]	—	[2]	—	[2]	0.001	0.001	0.001
—	[3]	—		—		—	—	—

—		—		—		0.001	0.001	0.001

—	[2]	—	[2]	—	[2]	(0.001)	(0.001)	(0.001)

—		—		—		(0.001)	(0.001)	(0.001)

$1.000		$1.000		$1.000		$1.000	$1.000	$1.000

0.02%		0.03%		0.03%		0.09%	0.06%	0.05%

$9,384		$8,463		$10,430		$9,544	$11,472	$11,921
0.14%		0.13%		0.15%		0.15%	0.16%	0.26%
1.77%		1.73%		1.69%		1.69%	1.70%	1.76%
0.04%		0.03%		0.03%		0.09%	0.06%	0.05%
(1.59%	)	(1.57%	)	(1.51%	)	(1.45% )	(1.48% )	(1.45% )

Financial highlights

Delaware Cash Reserve® Fund Consultant Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income
Capital contribution from Adviser
Total from investment operations

Less dividends from:
Net investment income
Total dividends

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment loss to average net assets prior to fees waived

[1]	Ratios have been annualized and total return has not been annualized.

[2]	For the six months ended Sept. 30, 2015 and the years ended March 31, 2015 and 2014, net investment income and dividends from net investment income for Consultant Class were calculated to a de minimis amount of $0.000 per share.

[3]	The amount is less than $0.005 per share.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 9/30/15[1]		Year ended

(Unaudited)		3/31/15		3/31/14		3/31/13	3/31/12	3/31/11

$1.000		$1.000		$1.000		$1.000	$1.000	$1.000

—	[2]	—	[2]	—	[2]	0.001	0.001	0.001
—	[3]	—		—		—	—	—

—		—		—		0.001	0.001	0.001

—	[2]	—	[2]	—	[2]	(0.001)	(0.001)	(0.001)

—		—		—		(0.001)	(0.001)	(0.001)

$1.000		$1.000		$1.000		$1.000	$1.000	$1.000

0.02%		0.03%		0.03%		0.09%	0.06%	0.05%

$4,882		$5,319		$6,675		$7,200	$8,045	$8,310
0.14%		0.13%		0.15%		0.15%	0.16%	0.26%
1.02%		0.98%		0.97%		0.99%	1.00%	1.06%
0.04%		0.03%		0.03%		0.09%	0.06%	0.05%
(0.84%	)	(0.82%	)	(0.79%	)	(0.75% )	(0.78% )	(0.75% )

Notes to financial statements

Delaware Cash Reserve® Fund	September 30, 2015 (Unaudited)

Delaware Group® Cash Reserve (Trust) is organized as a Delaware statutory trust and offers one series, the Delaware Cash Reserve Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, and Consultant Class shares. Class A and Consultant Class shares are not subject to a sales charge. Effective Sept. 25, 2014, all remaining shares of Class B were converted to Consultant Class shares. Between June 1, 2007 and Sept. 25, 2014, Class B shares could be purchased only through dividend reinvestment and certain permitted exchanges. Class B shares automatically converted to Consultant Class shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00%, if redeemed during the first 12 months.

The investment objective of the Fund is to seek to provide maximum current income, while preserving principal and maintaining liquidity.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation  –  Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes  –  No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (March 31, 2012–March 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting  –  Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates  –  The Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other  –  Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary for tax purposes.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended Sept. 30, 2015.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended Sept. 30, 2015, the Fund earned $149 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Fund, 0.40% on the next $500 million, 0.35% on the next $1.5 billion, and 0.30% on average daily net assets in excess of $2.5 billion.

In efforts to prevent a negative yield, DMC has voluntarily agreed to waive or limit its fees, assume as its own expense certain expenses otherwise payable by the Fund (including acquired fund fees and expenses, taxes, interest, interest expenses, brokerage fees, certain insurance costs and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), and if necessary, make a capital infusion into the Fund to prevent a negative yield. These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued by DMC at any time, and without further notice. There is no guarantee that the Fund will be able to avoid a negative yield.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended

Notes to financial statements

Delaware Cash Reserve® Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Sept. 30, 2015, the Fund was charged $4,386 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments® Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative net asset value basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Sept. 30, 2015, the Fund was charged $19,115 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee of 1.00% of the average daily net assets of the Class C shares, and 0.25% of the average daily net assets of the Consultant Class shares. Class A shares pay no distribution and service expenses. DDLP has elected to waive distribution and service fees to 0.00% of average daily net assets for Class C, and Consultant Class shares. These waivers may be discontinued at any time because they are voluntary.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended Sept. 30, 2015, the Fund was charged $21,450 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended Sept. 30, 2015, DDLP received gross CDSC commissions of $30 and $4,154 on redemption of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

On July 9, 2015, DMC made a capital contribution of $305,752, $16,212, and $8,961 to the Fund’s Class A, Class C and Consultant Class, respectively, in order to facilitate the conversion of the Fund from a money market fund to an ultrashort fund.

3. Investments

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

Loss carryforward character
Short-term	Long-term
$1,458	$—

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on

Notes to financial statements

Delaware Cash Reserve® Fund

3. Investments (continued)

the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Sept. 30, 2015:

Securities	Level 2

Corporate Debt	$7,652,915
Short-Term Investments	169,646,063

Total Value of Securities	$177,298,978

During the six months ended Sept. 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Sept. 30, 2015, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended	Year ended
	9/30/15	3/31/15
Shares sold:
Class A	34,042,259	78,115,470
Class B	—	4,103
Class C	3,939,985	5,326,281
Consultant Class	837,749	1,756,564

Shares issued upon reinvestment of dividends and distributions:
Class A	36,234	50,222
Class B	—	33
Class C	1,691	2,331
Consultant Class	1,054	1,468

	38,858,972	85,256,472

Shares redeemed:
Class A	(41,601,720)	(126,875,089)
Class B	—	(350,892)
Class C	(3,037,297)	(7,295,857)
Consultant Class	(1,284,287)	(3,114,937)

	(45,923,304)	(137,636,775)

Net decrease	(7,064,332)	(52,380,303)

For the year ended March 31, 2015, 194,577 Class B shares were converted to 194,578 Consultant Class shares valued at $194,578. The respective amounts are included in Class B redemptions and Consultant Class subscriptions in the table on the previous page and the “Statements of changes in net assets.”

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $275,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 9, 2015.

The Fund had no amounts outstanding as of Sept. 30, 2015 or at any time during the period then ended.

Notes to financial statements

Delaware Cash Reserve® Fund

6. Credit and Market Risks

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest up to 5% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 5% limit on investments in illiquid securities. As of Sept. 30, 2015, there were no Rule 144A securities held by the Fund and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share.” The amendments in this update are effective for the Funds for fiscal years beginning after Dec. 15, 2015, and interim periods within those fiscal years. ASU 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (NAV) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

9. Money Market Reform

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. These amendments are not effective until sometime in 2016, but when implemented will affect the Fund’s operations and may affect the Fund’s total return potential.

10. Subsequent Events

On Nov. 9, 2015, each Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit to be used as described in Note 5 and to be operated in substantially the same manner as the agreement described in Note 5, with the exception of the annual commitment fee. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.10%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The line of credit available under the agreement expires on Nov. 7, 2016.

Management has determined that no other material events or transactions occurred subsequent to Sept. 30, 2015 that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)

Delaware Cash Reserve® Fund

Board consideration of Delaware Cash Reserve Fund investment advisory agreement

At a meeting held on Aug. 18-20, 2015 (the “Annual Meeting”), the Board of Trustees (collectively referred to here as the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware Cash Reserve Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2015 and included reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. They also engaged a consultant to assist them in analyzing portions of the data received. The Independent Trustees reviewed and discussed with such consultant two reports prepared by the consultant with respect to such data. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of service.  The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment adviser and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to Fund matters. The Board noted that, in the third and fourth quarters of 2013, Management reduced the maximum 12b-1 fee for certain Funds; and in November 2013 Management negotiated a substantial reduction in fees for fund accounting services provided to the Funds. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments® fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds, and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance.  The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A and Consultant Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended March 31, 2015. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe.

Lipper currently compares the Fund’s Consultant Class shares to a peer group that includes no-load money market funds, several of which charge 12b-1 fees and non-12b-1 service fees (“Distribution Expenses”). However, Management believes that it would be more appropriate to compare the Fund’s Class A shares to a peer group of no-load funds with a similar distribution expense structure (i.e., without Distribution Expenses). Accordingly, the Lipper report prepared for this Fund compares the Fund’s Consultant Class shares and Class A shares to two separate Performance Universes consisting of the Fund and all retail money market instrument funds with and without Distribution Expenses, respectively. When comparing the Fund’s Consultant Class shares, the Lipper report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was in the first quartile of its Performance Universe and its total return for the 10-year period was in the third quartile. When comparing the Fund’s Class A shares, the Lipper report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was in the first quartile of its Performance Universe and its total return for the 10-year period was in the second quartile. The Board was satisfied with performance.

Comparative expenses.  The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for

Other Fund information (Unaudited)

Delaware Cash Reserve® Fund

Board consideration of Delaware Cash Reserve Fund investment advisory agreement (continued)

comparative consistency, were shown by Lipper for Class A and Consultant Class shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to DMC for non-management services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group.

When comparing the Fund’s Consultant Class shares and Class A shares, the expense comparisons for the Fund showed that its contractual management fee was in the quartile with the second highest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Management profitability.  The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Economies of scale.  The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Investments Family of Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standardized fee pricing structure. Although the Fund has not reached a size at which it can take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fee was structured so that if the Fund grows, economies of scale may be shared.

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Investments®

Family of Funds

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Investments

Family of Funds

Private Investor

Rosemont, PA

	Ann D. Borowiec Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Brookline, MA	John A. Fry President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Frances A.

Sevilla-Sacasa

Chief Executive Officer

Banco Itaú

International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Corporation

St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Investments	Delaware Investments
Delaware Investments	Family of Funds	Family of Funds
Family of Funds	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Cash Reserve® Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® CASH RESERVE

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	Chief Executive Officer
Date:	December 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	Chief Executive Officer
Date:	December 2, 2015

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 2, 2015